Note 2 - Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,148,562	-	-	$44,148,562
Guaranteed Investment Certificates	2,636,956	-	-	2,636,956
Total	$46,785,518	-	-	$46,785,518

Liabilities
Warrants	-	-	$3,994,449	$3,994,449
	Level 1	Level 2	Level 3	December 31, 2011
Assets
Cash	$1,556,253	-	-	$1,556,253
Guaranteed Investment Certificates	7,627,881	-	-	7,627,881
Total	$9,184,134	-	-	$9,184,134

Liabilities
Warrants	-	-	$205,044	$205,044

Changes In Fair Value Of Warrants [Table Text Block]
	Liability at beginning of the period	Opening liability of warrants issued in the period	Fair value of warrants exercised in the period	Increase (decrease) in value of warrants	Liability at end of the period

Year ended December 31, 2011	$-	$777,813	$-	$(572,769)	$205,044
Year ended December 31, 2012	$205,044	$850,358	$(880,123)	$3,819,170	$3,994,449

Property, Plant and Equipment, Estimated Useful Lives
	Rate

Laboratory equipment (years)	5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)	5

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31
	2012	2011	2010
Numerator:
Net income (loss)	$29,793,048	$(9,936,926)	$(12,415,480)
Denominator:
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Effect of dilutive securities:
Warrants	177,374	-	-
Options	415,515	-	-
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941

Basic income (loss) per common share	$2.17	$(0.88)	$(1.20)

Diluted income (loss) per common share	$2.08	$(0.88)	$(1.20)